Short-Term and Long-Term Debts - Summary of Short-Term Debts (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	¥ 1,439,749,760	¥ 660,000,000	$ 206,807,113
Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	2.51%	4.79%	2.51%
Short-term borrowings, Term	1 Month	1 Month
Maximum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	7.00%	7.20%	7.00%
Short-term borrowings, Term	12 Months	12 Months